Schedule of aging accounts receivable (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Financing Receivable, Past Due [Line Items]
Total accounts receivables	$ 2,654,047	$ 5,612,914
1-30 Days [Member]
Financing Receivable, Past Due [Line Items]
Total accounts receivables	2,450,239	5,481,279
31-60 Days [Member]
Financing Receivable, Past Due [Line Items]
Total accounts receivables	61,482	25,670
61-90 Days [Member]
Financing Receivable, Past Due [Line Items]
Total accounts receivables	24,606	21,986
91+ Days [Member]
Financing Receivable, Past Due [Line Items]
Total accounts receivables	$ 117,720
91+ 180 Days [Member]
Financing Receivable, Past Due [Line Items]
Total accounts receivables		$ 83,979